Derivatives and Hedging, Effect of Trading Activities on the Statements of Financial Condition (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Futures and Forward Contracts [Abstract]
Unrealized currency loss	$ (3,465,597)	$ (3,447,831)
Total net unrealized gain on open contracts	604,870	1,225,590
Options Contracts at Fair Value [Abstract]
Options purchased	4,070,467	4,673,421
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	21,773,211	9,944,758	(19,787,603)
Unrealized currency gain (loss)	(52,678)	35,320	(6,376,922)
Net realized	22,532,708	7,217,969	(6,219,265)
Net change in unrealized	(620,720)	2,267,134	(9,809,697)
Total Trading Results	21,773,211	9,944,758	(19,787,603)
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	3,173,650	1,447,554	7,806,061
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	3,873,373	16,778,460	(58,323,819)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(6,165,114)	1,893,467	(30,995,834)
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	20,943,980	(10,210,043)	68,102,911
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	4,070,467	4,673,421
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	1,129,935	563,916
Average number of contracts outstanding	1,561	1,300
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	481,200	3,132,697
Average number of contracts outstanding	1,203	1,458
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	789,496	798,291
Average number of contracts outstanding	1,355	4,080
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	1,669,836	178,517
Average number of contracts outstanding	4,328	3,501
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,846,733	3,985,807
Unrealized loss	(2,007,451)	(1,180,500)
Total net unrealized gain on open contracts	839,282	2,805,307
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	35,163	182,135
Unrealized loss	(640,745)	(386,829)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	713,684	3,110,927
Unrealized loss	(173,835)	(1,174)
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	267,933	539,752
Unrealized loss	(1,043,641)	(239,072)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,829,953	152,993
Unrealized loss	(149,230)	(553,425)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,698,721	2,147,652
Unrealized loss	(467,536)	(279,538)
Total net unrealized gain on open contracts	3,231,185	1,868,114
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,817,116	893,327
Unrealized loss	(81,599)	(124,717)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	17,967	28,444
Unrealized loss	(76,616)	(5,500)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,855,362	601,972
Unrealized loss	(290,158)	(104,361)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	8,276	623,909
Unrealized loss	(19,163)	(44,960)
Blackwater Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized gain (loss) on Investment	668,573	396,051	(4,657,167)
Unrealized appreciation (depreciation) on investment	(807,350)	63,604	898,526
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Futures and Forward Contracts [Abstract]
Unrealized currency loss		0
Total net unrealized gain on open contracts		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Long [Member] | Options [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		1
Options Contracts at Fair Value [Abstract]
Options purchased		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)		0
Average number of contracts outstanding		826
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Futures and Forward Contracts [Abstract]
Unrealized currency loss	(669,947)	(689,577)
Total net unrealized gain on open contracts	5,792,535	6,652,432
Options Contracts at Fair Value [Abstract]
Options purchased	6,462,482	7,342,009
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	20,704,997	5,941,647	(6,598,423)
Unrealized currency gain (loss)	19,627	514,288	99,725
Net realized	21,564,894	1,840,569	(2,747,878)
Net change in unrealized	(859,897)	4,101,078	(3,850,545)
Total Trading Results	20,704,997	5,941,647	(6,598,423)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	11,295,753	(8,240,610)	(12,872,729)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,990,077)	17,236,173	6,993,095
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	4,165,976	69,245	(2,206,555)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	9,213,718	(3,637,449)	1,388,041
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Long [Member] | Options [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		3
Options Contracts at Fair Value [Abstract]
Options purchased		0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Short [Member] | Options [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		2
Options Contracts at Fair Value [Abstract]
Options written		0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	6,462,482	7,342,009
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	2,350,061	893,523
Average number of contracts outstanding	4,302	4,153
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	138,787	3,494,644
Average number of contracts outstanding	1,107	1,717
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	1,043,536	2,277,669
Average number of contracts outstanding	1,707	3,214
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain/(loss)	2,930,098	676,173
Average number of contracts outstanding	4,621	5,741
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	4,004,870	5,560,057
Unrealized loss	(2,696,905)	(2,536,429)
Total net unrealized gain on open contracts	1,307,965	3,023,628
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	282,336	561,914
Unrealized loss	(2,191,868)	(1,776,263)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	515,619	3,462,235
Unrealized loss	(278,910)	0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	161,381	1,474,046
Unrealized loss	(109,346)	(124,132)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,045,534	61,862
Unrealized loss	(116,781)	(636,034)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,569,682	4,862,091
Unrealized loss	(415,165)	(543,710)
Total net unrealized gain on open contracts	5,154,517	4,318,381
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	4,475,726	2,430,029
Unrealized loss	(216,133)	(322,157)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	7,778	36,105
Unrealized loss	(105,700)	(3,696)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,083,928	986,884
Unrealized loss	(92,427)	(59,129)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,250	1,409,073
Unrealized loss	$ (905)	$ (158,728)